Right-of-use assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Lease Right Of Use Assets [Abstract]
Amortization expense	$ 125,800	$ 120,140	$ 111,810